INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Trade and other payable (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Current
Trade creditors	$ 108,307,192	$ 104,211,238
Taxes	5,647,550	3,561,058
Miscellaneous	1,121,839	953,301
Trade and other payable	168,732,469	150,807,674
Shareholders and other related parties
Current
Trade payable, related party	37,985	35,292
Parent company
Current
Trade payable, related party	729,171	644,191
Joint ventures and associates
Current
Trade payable, related party	$ 52,888,732	$ 41,402,594